Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Nicholas Fund, Inc.
Entity Central Index Key	0000071958
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
NICHOLAS FUND INC
Shareholder Report [Line Items]
Fund Name	Nicholas Fund, Inc.
Class Name	Nicholas Fund, Inc.
Trading Symbol	NICSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Nicholas Fund, Inc. (the "Fund") for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.nicholasfunds.com/FundMaterials. You can also request this information by contacting us at 1-800-544-6547.
Additional Information Phone Number	1-800-544-6547
Additional Information Website	www.nicholasfunds.com/FundMaterials
Expenses [Text Block]
What Were the Portfolio Costs for the Last Six Months?
(based on a hypothetical $10,000 investment)
Portfolio Name	Costs of a $10,000 Investment	Annualized Costs Paid as a Percentage of a $10,000 Investment
Nicholas Fund	$37	0.70%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%
Net Assets	$ 4,139,778,583
Holdings Count | shares	58
Investment Company, Portfolio Turnover	14.41%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of September 30, 2025
Net Assets	$4,139,778,583
Number of Portfolio Holdings	58
Portfolio Turnover Rate	14.41%

Holdings [Text Block]
Top Ten Equity Holdings
As of September 30, 2025
Name	Percentage of Net Assets
Alphabet Inc. Class C	5.40%
NVIDIA Corporation	5.19%
Microsoft Corporation	5.08%
Amazon.com, Inc.	4.61%
Apple Inc.	3.59%
TJX Companies Inc	2.29%
Home Depot, Inc.	2.14%
Costco Wholesale Corporation	1.96%
S&P Global, Inc.	1.94%
O'Reilly Automotive, Inc.	1.91%
Total of top ten	34.11%
Sector Diversification (As a Percentage of Total Investments)
As of September 30, 2025

Largest Holdings [Text Block]
Top Ten Equity Holdings
As of September 30, 2025
Name	Percentage of Net Assets
Alphabet Inc. Class C	5.40%
NVIDIA Corporation	5.19%
Microsoft Corporation	5.08%
Amazon.com, Inc.	4.61%
Apple Inc.	3.59%
TJX Companies Inc	2.29%
Home Depot, Inc.	2.14%
Costco Wholesale Corporation	1.96%
S&P Global, Inc.	1.94%
O'Reilly Automotive, Inc.	1.91%
Total of top ten	34.11%